SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Business Combinations (Policies)	Sep. 30, 2025
December 31, 2024
Business Combinations

Business Combinations

The Company accounts for business combinations using the acquisition method in accordance with ASC 805, Business Combinations. Under this method, the Company allocates the fair value of the purchase consideration to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. Any excess of the purchase price over the net assets acquired is recorded as goodwill. Acquisition-related costs are expensed as incurred, and contingent consideration, if any, is measured at fair value on the acquisition date and remeasured at each reporting date until settled.